advance billings and customer deposits (Tables)	6 Months Ended
Jun. 30, 2022
advance billings and customer deposits
Disclosure of advance billings and customer accounts

	June 30,	December 31,
As at (millions)	2022	2021
Advance billings	$647	$636
Deferred customer activation and connection fees	5	6
Customer deposits	9	10
Contract liabilities	661	652
Other	197	202
	$858	$854

Schedule of changes in contract liabilities

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
Balance, beginning of period		$883	$821	$870	$806
Revenue deferred in previous period and recognized in current period		(644)	(618)	(630)	(593)
Net additions arising from operations		638	598	631	588
Additions arising from business acquisitions		6	1	12	1
Balance, end of period		$883	$802	$883	$802
Current				$791	$727
Non-current	27
Deferred revenues				85	66
Deferred customer activation and connection fees				7	9
				$883	$802
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities				$791	$727
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)			(114)	(113)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)			(16)	(12)
				$661	$602